Business and Organization	6 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS AND ORGANIZATION

1.	BUSINESS AND ORGANIZATION

Dragon Victory International Limited ("Dragon Victory") was formed in the Cayman Islands on July 19, 2015. Dragon Victory's wholly-owned subsidiary, Sweet Lollipop Co., Ltd. ("Sweet Lollipop") was formed in the British Virgin Islands on May 8, 2014. Long Yun International Holdings Limited ("Long Yun HK"), which is a wholly-owned subsidiary of Sweet Lollipop, was formed in Hong Kong on May 2, 2015. HangZhou Yuyao Network Technology Co., Ltd ("WFOE I"), our wholly foreign-owned entity, was organized pursuant to PRC laws on May 30, 2016.

HangZhou Longyun Network Technology Co., Ltd ("HangZhou Longyun", or the "VIE") was established on October 9, 2014 in HangZhou, the PRC, pursuant to PRC laws, which is owned by Mr. Yu Han holding 85% equity ownership interest and Koulin Han holding 15% equity ownership interest.

HangZhou Longyun's operation includes offering reward-based crowdfunding opportunities in the PRC to entrepreneurs and funding sources primarily through an internet-based platform, offering business incubation services to the ventures utilizing its platform for their projects, and offering to act as a finder to also assist these companies to obtain loans or additional equity financing, and introduce them to potential business partners, find merger candidates or other strategic relationships, or assist with feasibility studies.

On August 19, 2016, WFOE I and Mr. Yu Han and Ms. Koulin Han, the owners of HangZhou Longyun, entered into a series of agreements known as variable interest agreements (the "Original VIE Agreements"), pursuant to which HangZhou Longyun became WFOE I's contractually controlled affiliate. The purpose and effect of the Original VIE Agreements are to provide WFOE I (our indirect wholly-owned subsidiary) with all management control and net profits earned by HangZhou Longyun.

On November 3, 2017, Dragon Victory entered into a Strategic Cooperation Agreement (the "Agreement") under a joint venture, where Dragon Victory through its subsidiaries will own 60% of Hangzhou Taikexi Dacheng Automotive Technology Service Co., Ltd ("Taikexi") and upgrade the current platform to set-up a business ecosystem to offer online auto-insurance and to provide a full range of off-line auto parts and advisory services to consumers.

Effective March 20, 2018, WFOE I, HangZhou Longyun, and HangZhou Longyun's owners executed a Termination Agreement to terminate each of the Original VIE Agreements dated August 19, 2016. As a result of entering into such Termination Agreements, WFOE I was no longer the sole equity holder of HangZhou Longyun and had no control rights and no rights to the assets, property and revenue of HangZhou Longyun. The Company has dissolved WFOE I.

On March 20, 2018, Hangzhou Dacheng Investment Management Co., Ltd. ("WFOE II"), a newly formed wholly owned subsidiary of the Company, entered into a series of contractual arrangements (the "New VIE Agreements," and together with the Original VIE Agreements, the "VIE Agreements") with HangZhou Longyun and its owners. The New VIE Agreements are designed to provide WFOE II (which replaced WFOE I) with the power, rights and obligations equivalent in all respects to those it would possess as the sole equity holder of HangZhou Longyun, including absolute control rights and the rights to the assets, property and revenue of HangZhou Longyun. There was no change to Long Yun's capital structure.

The Company decided to replace WFOE I with WFOE II in order to take full advantage of certain preferential tax treatments and subsidies granted by the local government of Shangcheng District of Hangzhou, Zhejiang province, where WFOE II was incorporated.

On August 3, 2018, WFOE II established Shenzhen Guanpeng International Technology Co., Ltd ("Guanpeng"). WFOE II holds a 51% interest in Guanpeng.

On May 5, 2019, WFOE II participated in the establishment of Zhejiang Shengyuan Business Consulting Co., Ltd ("Shengyuan"). WFOE II held a 49% interest in Shengyuan. On September 19, 2019, the Company sold its interest in Shengyuan to a third party. The Company had not paid up any capital and Shengyuan had not begun operations; accordingly, no gain or loss was incurred as a result of the transfer of ownership.

On July 7, 2019, Hanzhou Longyun incorporated a subsidiary, Dacheng Liantong Zhejiang Information Technology Co., Ltd ("Dacheng Liantong"). Hangzhou Longyun currently holds 80% of interest in Dacheng Liantong. Dacheng Liantong is engaged in the business of providing a supply chain management platform for automotive parts suppliers, automobile repair shops, and logistics companies.

On August 22, 2019, the Company incorporated a wholly owned subsidiary, Zhejiang Shengqian Business Consulting Co., Ltd. ("Shengqian"). Shengqian has not commenced operations.

On December 31, 2019, Hangzhou Longyun entered into a Share Exchange Agreement (the "Agreement") with Shenzhen Dao Wuxing Technology Co., Ltd. ("Dao Wuxing"), a limited liability company organized under the laws of PRC. Pursuant to the Agreement, Hangzhou Longyun agreed to transfer to Dao Wuxing 20% of the equity interests of its wholly-owned subsidiary Dacheng Liantong. In return, Dao Wuxing agreed to transfer to Hangzhou Longyun 100% of the equity interests of Shenzhen Aipu Hongfu Technology Co., Ltd. ("Shenzhen Aipu") and Shenzhen Zhuoyue Chuancheng Jewelry Co., Ltd. ("Shenzhen Zhuoyue"), both of which are limited liability companies organized under the laws of the PRC and wholly-owned subsidiaries of Dao Wuxing. Shenzhen Aipu and Shenzhen Zhuoyue hold 30% of equity interest and 70% of equity interest, respectively, in Guo Ronghong Business Factoring Shenzhen Co. Ltd. ("Guo Ronghong"), a limited liability company organized under the laws of the PRC.

Dragon Victory, Sweet Lollipop, Long Yun HK, WFOE II, Taikexi, Guanpeng, Shengqian, Hangzhou Longyun, Dacheng Liantong, Shenzhen Aipu, Shenzhen Zhuoyue and Guo Ronghong are collectively referred to as the "Company".